Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory
Total inventory	$ 4,288	$ 3,304
Lubricating oil
Inventory
Total inventory	$ 4,288	$ 3,304